Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive loss (Abstract)
Accumulated other comprehensive loss

10.Accumulated other comprehensive income/(loss)

In 2012, Accumulated other comprehensive income/(loss) decreased with unrealized gains from hedging financial instruments of $20,169 ($17,265 in 2011 and $5,402 in 2010) of which $17,996 ($15,245 in 2011 and $3,289 in 2010) related to unrealized gains on interest rate swaps, and $2,173 ($2,020 in 2011 and $2,113 in 2010) related to amortization of deferred loss on de-designated financial instruments. During 2012, unrealized gains on marketable securities was $228 ($34 in 2011), of which $95 was realized and reclassified into earnings following the sale of some of the respective securities.